Long-Term Investments (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 30, 2020	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2023
Long-Term Investments [Line Items]
Percentage of common stock shares		26.65%	26.65%	26.65%
Aggregate amount (in Dollars)			$ 2,688,578	$ 2,688,578
Prepayment amount (in Dollars)				$ 1,895,556
Converted shares (in Shares)			994,450	994,450
Shares issued (in Shares)					5,291,667
Converted amount (in Dollars)	$ 1,090,361		$ 1,895,556
BioFirst Corporation [Member]
Long-Term Investments [Line Items]
Percentage of common stock shares		18.68%	18.68%	15.51%
Shares issued (in Shares)		1,124,842	1,124,842